Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Panaicia Pty Ltd [Member]
Related Party Transaction [Line Items]
Last-mile delivery charged by related parties	$ 7,594,925	$ 2,414,279
Prezario UNO Pty Ltd [Member]
Related Party Transaction [Line Items]
Last-mile delivery charged by related parties	130,977	304,749
Related Party [Member]
Related Party Transaction [Line Items]
Last-mile delivery charged by related parties	7,725,902	2,719,028
Salaries paid to related parties	39,200	21,911
Interest income from related parties	10,659
Operating lease expenses paid to related parties	16,065
Mr. Wai Yiu Yau [Member]
Related Party Transaction [Line Items]
Salaries paid to related parties	5,000	5,000
Interest income from related parties	10,659
Operating lease expenses paid to related parties	16,065
Ms. San Man Leng [Member]
Related Party Transaction [Line Items]
Salaries paid to related parties	11,400	5,637
Mr. Ho Chuen Shin [Member]
Related Party Transaction [Line Items]
Salaries paid to related parties	11,400	5,637
Mr. Fan Cheung [Member]
Related Party Transaction [Line Items]
Salaries paid to related parties	$ 11,400	$ 5,637